May 4, 2026                                        VIA EDGAR

Securities and Exchange Commission
100 “F” Street NE
Washington, D.C. 20549

Re:    Symetra Life Insurance Company
    Symetra Trek® Indexed-Linked Annuity Contracts (File No. 333-278421)
Symetra Trek® Plus Indexed-Linked Annuity Contracts (File No. 333-283640)
Symetra Trek® Frontier Indexed-Linked Annuity Contracts (File No. 333-278422)

Commissioners:

Pursuant to Rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements that:

1.The form of Prospectus and Statement of Additional Information that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement; and
2.The text of the most recent registration statement was filed electronically.

Sincerely,

/s/ David Dimitri

David Dimitri
Assistant General Counsel